CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, including fees	$ 8,259	$ 8,689
Securities available for sale
Taxable	782	708
Exempt from federal income tax	459	686
Interest-bearing deposits with financial institutions	972	1,059
Other	50	68
Total interest and dividend income	10,522	11,210
Interest expense
Deposits	1,583	2,192
Borrowings	5	70
Total interest expense	1,588	2,262
Net Interest Income	8,934	8,948
Provision for loan losses	745	5,740
Net Interest Income After Provision for Loan Losses	8,189	3,208
Non-interest Income
Service fees	916	972
Trust and farm management fees	639	570
Net realized gains on available for sale securities	296	342
Mortgage servicing income, net	247	503
Increase in cash value of life insurance, net	152	144
Other	280	265
Total noninterest income	2,530	2,796
Noninterest Expense
Salaries and employee benefits	4,795	4,505
Occupancy and equipment	1,239	1,306
Data processing	497	556
Insurance	542	585
Professional fees	556	494
Amortization of core deposit intangible	146	146
Other real estate owned, net	1,189	1,305
Supplies	166	126
Other	788	909
Total non-interest expense	9,918	9,932
Income (Loss) Before Income Tax	801	(3,928)
Income tax expense (benefit)	51	(1,826)
Net Income (Loss)	$ 750	$ (2,102)
Earnings per share - basic	$ 1.16	$ (3.25)
Earnings per share - diluted	$ 1.16	$ (3.25)
Average Shares Outstanding	645,988	645,988